NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of June 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (31.62%)
AI Co-Investment I-A SCSp	Co-Investment	04 /2023	North America	$5,359,114	$7,418,352
CB Catalyst Co-Invest, L.P.	Co-Investment	11 /2022	North America	2,376,133	5,163,347
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08 /2023	North America	5,462,958	11,967,191
CIHMH Holdings L.P.	Co-Investment	05 /2022	North America	1,403,974	2,667,931
CIHMH Holdings II L.P.	Co-Investment	03 /2023	North America	1,600,000	2,457,581
Eighth Cinven Fund (No.2) Limited Partnership	Primary	06/2024-04/2025	Europe	1,357,332	1,463,505
KKR Quartz Co-Invest L.P.	Co-Investment	03 /2023	North America	8,250,000	8,067,224
KMNOCH Investor, L.P. (F)	Co-Investment	11 /2022	North America	5,990,255	7,128,891
Knockout Co-Invest L.P.	Co-Investment	06 /2022	North America	3,831,993	6,590,569
NB Franklin LP	Co-Investment	05 /2024	North America	6,015,841	6,611,000
NB Mavis Aggregator, L.P.	Co-Investment	05 /2023	North America	8,258,645	10,312,500
Planet Co-Investor Holdings, L.P.	Co-Investment	02 /2023	Europe	2,497,424	3,470,337
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06 /2022	North America	3,002,063	3,375,498
Project CS Co-Invest Fund, L.P.	Co-Investment	02 /2023	North America	4,133,381	6,605,903
Project Hotel California Co-Invest Fund, L.P.	Co-Investment	07 /2022	North America	4,465,477	7,645,455
The Veritas Capital Fund VIII, L.P.	Primary	12/2022-05/2025	North America	10,194,395	12,417,100
TPG IX Evergreen CI II, L.P.	Co-Investment	09 /2023	North America	3,558,100	5,775,563
Veritas Star Co-Investor Holdings L.P.	Co-Investment	11 /2023	North America	4,418,848	5,884,470
Warburg Pincus Global Growth 14, L.P.	Primary	05/2022-06/2025	North America	10,940,687	14,423,897
WP Irving Co-Invest L.P.	Co-Investment	04 /2022	North America	461,505	1,685,934
				93,578,125	131,132,248
Small and Mid-cap Buyout (52.47%)
Audax Private Equity Fund VII-B, L.P.	Primary	08/2023-03/2025	North America	8,818,624	10,288,104
BP-Miratech Holdings LLC	Co-Investment	04/2022-02/2023	North America	-	213,249
Bregal Unternehmerkapital IV-A SCSp	Primary	12 /2024	Europe	1,512,849	698,564
CB Offshore Technology Opportunities Fund II, Limited Partnership	Primary	02/2024-04/2025	North America	4,906,695	5,372,686
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05 /2022	North America	1,246,776	1,625,607
CMP Ascent Partners LP	Co-Investment	04 /2023	North America	1,874,667	2,801,678
DGS Group Holdings, L.P. (F)	Co-Investment	09 /2022	North America	2,276,579	4,337,275
EDR Co-Invest Aggregator, L.P.	Co-Investment	02 /2024	North America	2,544,000	3,540,756
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022-01/2025	Europe	3,235,289	3,993,748
Francisco Partners VII-A, L.P.	Primary	11/2023-05/2025	North America	3,110,000	3,263,346
FS Equity Partners CV1, L.P.	Secondary	05 /2025	North America	6,944,572	8,042,076
GHP SPV-6, L.P.	Co-Investment	11 /2024	North America	1,886,395	2,300,836
Harvest Partners IX (Parallel), L.P.	Primary	09/2022-12/2024	North America	4,744,218	5,120,762
KKR Malaga Co-Invest L.P.	Co-Investment	07 /2023	Europe	3,995,541	5,089,876
KSL Capital Partners CV II 2, L.P.	Secondary	03 /2023	North America	6,532,619	6,773,726
LDS Group Holdings, L.P. (F)	Co-Investment	02 /2025	North America	1,672,500	1,672,500
Lightning Holding 2 SARL (F)	Co-Investment	03 /2024	Europe	2,042,737	1,519,120
Lightyear AMP CV Holding, L.P.	Secondary	04 /2024	North America	7,527,689	8,159,922
Material Co-Invest LP	Co-Investment	10 /2022	Europe	4,844,189	3,935,989
MDCP Insurance SPV, L.P.	Secondary	05 /2023	North America	6,319,782	11,008,525
NB Convert Elevate Aggregator LP	Co-Investment	11 /2023	North America	5,094,500	7,024,200
NB Convert Harp Aggregator LP	Co-Investment	11 /2023	North America	2,542,846	3,498,193
NB Electron Aggregator LP	Co-Investment	08 /2023	North America	8,257,248	11,228,250
NB Geyser Aggregator LP	Co-Investment	12 /2024	North America	2,516,679	3,129,930
NB Pref Harp Aggregator LP	Co-Investment	11 /2023	North America	3,075,369	3,932,864
NM Polaris Co-Invest, L.P.	Co-Investment	03 /2023	North America	3,347,823	5,752,603
NSH Verisma Holdco II, L.P.	Co-Investment	10 /2023	North America	2,780,712	5,101,703
Olympus FG Holdco, L.P.	Co-Investment	08 /2022	North America	1,783,835	1,428,265
PCP II Co-Invest Atlas LP	Co-Investment	-	Europe	-	-
Providence Equity Partners (Unity) S.C.Sp	Secondary	05 /2024	Europe	2,926,625	7,307,296
Searchlight Capital CF SPK, L.P.	Secondary	11 /2023	North America	4,232,876	5,766,180
Searchlight Capital III CVL Co-Invest Partners II, L.P.	Co-Investment	12 /2024	North America	5,255,691	7,866,480
Summit Partners Growth Equity XII-B, L.P.	Primary	-	North America	-	-
TA Spartan Parent, LLC (F)	Co-Investment	07 /2023	North America	4,180,000	4,180,000
TA XV-B, L.P.	Primary	02 /2025	North America	2,100,000	1,824,706
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022-06/2023	North America	3,077,248	3,836,400
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023-10/2023	North America	2,574,927	4,219,297
THL Parallel Fund X, L.P.	Primary	-	North America	-	-
Thoma Bravo Discover Fund IV-A, L.P.	Primary	12/2022-05/2025	North America	7,126,968	9,875,796
Tikehau Alliance 2 Fund S.L.P.	Secondary	-	Europe	-	-
Trilantic Capital Partners VII Parallel (North America) L.P.	Primary	10/2023-12/2024	North America	16,821,626	19,842,991
True Wind Capital Continuation, L.P.	Secondary	03/2023-05/2023	North America	4,970,755	5,574,759
V-Co-Invest I, L.P. (G)	Co-Investment	09 /2022	North America	5,044,208	5,352,104
WCAS XIV, L.P.	Primary	12/2022-05/2025	North America	7,550,844	7,797,329
WWEC Holdings LP (F)	Co-Investment	10 /2022	North America	2,510,000	3,263,000
				173,806,501	217,560,691

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of June 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (4.72%)
DIG Holdings, LLC (F)	Co-Investment	11 /2022	North America	4,006,700	5,627,915
Epiris Fund III L.P.	Primary	10/2023-11/2024	Europe	2,256,221	10,885,405
Grain Optimus Co-Invest-B, L.P.	Co-Investment	-	North America	-	-
Truelink-Vista A, L.P.	Co-Investment	10 /2022	North America	1,203,110	3,059,607
				7,466,031	19,572,927
Venture Capital (3.42%)
Accel Leaders 4 L.P.	Primary	06/2023-06/2025	North America	5,232,500	5,656,527
Battery Ventures XIV, L.P.	Primary	07/2022-04/2025	North America	3,528,000	3,251,450
Foundation Capital Leadership Fund IV, L.P. (G)	Primary	-	North America	-	-
Foundation Capital XI, L.P. (G)	Primary	05/2024-02/2025	North America	2,322,918	2,067,710
Meritech Capital Partners VIII L.P.	Primary	03/2025-05/2025	North America	688,500	682,051
Meritech Capital Sidecar III L.P.	Primary	-	North America	-	-
Spark Capital Growth Fund V, L.P.	Primary	10/2024-04/2025	North America	1,850,000	1,760,788
Spark Capital VIII, L.P.	Primary	07/2024-05/2025	North America	787,500	770,871
				14,409,418	14,189,397

Short Term Investments	Cost	Fair Value
Money Market Fund (7.73%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)	32,034,318	32,034,318
	32,034,318	32,034,318

Total Investments (cost $321,294,393) (99.96%)		414,489,581
Other Assets & Liabilities (Net) (0.04%)		177,807
Partners' Capital - Net Assets (100.00%)		$414,667,388

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2025 aggregated $289,260,075. Total fair value of illiquid and restricted securities at June 30, 2025 was $382,455,263 or 92.23% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VII B LLC.
(H)	The rate is 4.12%, the annualized seven-day yield as of June 30, 2025.

Valuation of Investments

NB Crossroads Private Markets Fund VII Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the Master Fund (the “Board”).

The Board has approved valuation procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$7,128,891	$124,003,357	$131,132,248
Small and Mid-cap Buyout	-	-	14,971,895	202,588,796	217,560,691
Special Situations	-	-	5,627,915	13,945,012	19,572,927
Venture Capital	-	-	-	14,189,397	14,189,397
Money Market Fund	32,034,318	-	-	-	32,034,318
Total	$32,034,318	$-	$27,728,701	$354,726,562	$414,489,581

Significant Unobservable Inputs

As of June 30, 2025, the Master Fund had investments valued at $414,489,581. The fair value of investments valued at $354,726,562 in the Master Fund's Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2025.

			Unobservable Inputs
Investments	Fair Value 06/30/2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$7,128,891	Discounted Cashflows, Market Comparables	Discount Rate, LTM EBITDA	11.4%, 16.0x	N/A

Small and Mid-cap Buyout	13,299,395	Market Comparables	LTM EBITDA	10.5x - 23.5x	15.0x

Small and Mid-cap Buyout	1,672,500	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Special Situations	5,627,915	Market Comparables	LTM EBITDA	11.9x	N/A

Total	$27,728,701

1 Inputs weighted based on fair value of investments in range.

During the three months ended June 30, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$9,354

During the three months ended June 30, 2025, unrealized appreciation and realized gains from Level 3 investments were $2,751,586 and $9,354, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the three months ended June 30, 2025.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2025 is one to ten years, with the possibility of extensions by each of the Underlying Investments.